Revenue - Summary of Activity in Sales Rebates and Discounts Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Valuation Allowance, Deferred Tax Asset
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ (17.3)
Increase	(5.8)	$ (97.4)
Release	1.7	8.8
Ending balance	(21.4)	(39.1)
Previously Reported | Valuation Allowance, Deferred Tax Asset
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	(127.7)
Ending balance		(39.1)
Adjustment related to Separation
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 110.4
Ending balance		$ 0.0